13. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000
Cost

01-01-2019	16,554,782	1,248,823	-	17,803,605
Additions	-	-	8,296,920	8,296,920
Transfers	-	46,207(1)	-	46,207
12-31-2019	16,554,782	1,295,030	8,296,920	26,146,732
Transfers	-	54,121(1)	-	54,121
12-31-2020	16,554,782	1,349,151	8,296,920	26,200,853

Amortization and impairment

01-01-2019	13,103,637	42,086	-	13,145,723
Amortization for the year	690,229	63,538	1,157,707	1,911,474
Impairment	-	-	1,466,047	1,466,047
12-31-2019	13,793,866	105,624	2,623,754	16,523,244
Amortization for the year	690,229	66,977	1,577,093	2,334,299
Impairment	-	-	599,204	599,204
12-31-2020	14,484,095	172,601	4,800,051	19,456,747

Net book value

12-31-2019	2,760,916	1,189,406	5,673,166	9,623,488
12-31-2020	2,070,687	1,176,550	3,496,869	6,744,106

(1)	Transferred from property, plant and equipment. See below.